Cover	Oct. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2025
Entity File Number	001-11398
Entity Registrant Name	CPI AEROSTRUCTURES, INC.
Entity Central Index Key	0000889348
Entity Tax Identification Number	11-2520310
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	91 Heartland Boulevard
Entity Address, City or Town	Edgewood
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11717
City Area Code	(631)
Local Phone Number	586-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	CVU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false